UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [X] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD                 January 3, 2013
--------------------------------------------------------------------------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F information Table Entry Total:         121

Form 13F Information Table Value Total:         381,805


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE
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FORM 13F INFORMATION TABLE

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
                                 Title
                                 of                    Value      Shares/  Sh/  Put/  Invstmt  Other        Voting Authority
Name of Issuer                   class  CUSIP        (x$1000)     Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.            COM    003881307      1356        52856    SH         Sole               52856
Advisory Board Co.               COM    00762W107      1571        33566    SH         Sole               33566
Airgas Inc.                      COM    009363102      5685        62273    SH         Sole               20823              41450
Akorn Inc.                       COM    009728106      2123       158884    SH         Sole              158884
Alliance Data Systems Corp.      COM    018581108      5526        38171    SH         Sole               12778              25393
American Campus Communities In   COM    024835100      3506        76004    SH         Sole               25449              50555
Annie's Inc.                     COM    03600T104      1074        32122    SH         Sole               32122
Ashland Inc.                     COM    044209104      5584        69450    SH         Sole               23574              45876
Autodesk Inc.                    COM    052769106      2907        82237    SH         Sole               27536              54701
Belden Inc.                      COM    077454106      2164        48089    SH         Sole               48089
Black Diamond Inc.               COM    09202G101      1383       168647    SH         Sole              168647
Cabela's Inc.                    COM    126804301      4919       117815    SH         Sole               64828              52987
Cabot Oil & Gas Corp.            COM    127097103      5801       116628    SH         Sole               39541              77087
Cardtronics Inc.                 COM    14161H108      1024        43140    SH         Sole               43140
Carrizo Oil & Gas Inc.           COM    144577103      1464        69989    SH         Sole               69989
Catamaran Corp                   COM    148887102      5680       120576    SH         Sole               40366              80210
Cavium Inc.                      COM    14964U108      1516        48566    SH         Sole               48566
Cepheid                          COM    15670R107      1599        47216    SH         Sole               47216
Cerner Corp.                     COM    156782104      4607        59340    SH         Sole               20174              39166
Chart Industries Inc.            COM    16115Q308      6834       102505    SH         Sole               55663              46842
Chico's FAS Inc.                 COM    168615102      1039        56306    SH         Sole               56306
Chipotle Mexican Grill Inc.      COM    169656105      4751        15973    SH         Sole                5234              10739
Church & Dwight Co.              COM    171340102      3696        69003    SH         Sole               23111              45892
Coach Inc.                       COM    189754104      4154        74834    SH         Sole               24518              50316
Coca-Cola Enterprises Inc.       COM    19122T109      3038        95738    SH         Sole               32782              62956
Cogent Communications Group In   COM    19239V302      1566        69153    SH         Sole               69153
Computer Programs & Systems In   COM    205306103      1677        33319    SH         Sole               33319
Conceptus Inc.                   COM    206016107      1274        60650    SH         Sole               60650
Continental Resources Inc. Okl   COM    212015101      3424        46586    SH         Sole               15594              30992
CoreSite Realty Corp.            COM    21870Q105      2059        74443    SH         Sole               74443
Cree Inc.                        COM    225447101      5389       158601    SH         Sole               72354              86247
DTS Inc.                         COM    23335C101       910        54463    SH         Sole               54463
Dick's Sporting Goods Inc.       COM    253393102      4671       102676    SH         Sole               33671              69005
Digital Realty Trust Inc.        COM    253868103      5053        74432    SH         Sole               24919              49513
Dollar General Corp.             COM    256677105      5852       132719    SH         Sole               44974              87745
Dupont Fabros Technology Inc.    COM    26613Q106      2142        88675    SH         Sole               88675
Eastman Chemical Co.             COM    277432100      6638        97544    SH         Sole               32656              64888
Echo Global Logistics Inc.       COM    27875T101      1528        85038    SH         Sole               85038
Edwards Lifesciences Corp.       COM    28176E108      4989        55330    SH         Sole               18522              36808
Elizabeth Arden Inc.             COM    28660G106      1880        41758    SH         Sole               41758
EnerSys Inc.                     COM    29275Y102      1829        48599    SH         Sole               48599
Equinix Inc.                     COM    29444U502      5784        28051    SH         Sole                9384              18667
Evercore Partners Inc.           COM    29977A105      1507        49933    SH         Sole               49933
F5 Networks                      COM    315616102      6168        63487    SH         Sole               21229              42258
Family Dollar Stores Inc.        COM    307000109      5666        89361    SH         Sole               29264              60097
Fiserv Inc.                      COM    337738108      4391        55567    SH         Sole               18603              36964
Five Below Inc.                  COM    33829M101       976        30452    SH         Sole               30452
Fortinet Inc.                    COM    34959E109      3506       166381    SH         Sole               55655             110726
Forward Air Corp.                COM    349853101      1609        45948    SH         Sole               45948
Fossil Inc.                      COM    349882100      2935        31524    SH         Sole               10425              21099
Genomic Health Inc.              COM    37244C101       959        35189    SH         Sole               35189
Globe Specialty Metals Inc.      COM    37954N206      1298        94371    SH         Sole               94371
Greenway Medical Technologies    COM    39679B103      1273        82880    SH         Sole               82880
Guidewire Software Inc.          COM    40171V100      1174        39496    SH         Sole               39496
Gulfport Energy Corp.            COM    402635304      1786        46719    SH         Sole               46719
Helix Energy Solutions Group I   COM    42330P107      1603        77681    SH         Sole               77681
Hibbett Sports Inc.              COM    428567101      1216        23070    SH         Sole               23070
Hologic Inc.                     COM    436440101      4215       210449    SH         Sole               70453             139996
IHS Inc.                         COM    451734107      3652        38044    SH         Sole               12739              25305
IPC The Hospitalist Co. Inc.     COM    44984A105      1441        36293    SH         Sole               36293
Illumina Inc.                    COM    452327109      5332        95923    SH         Sole               32128              63795
Insulet Corp.                    COM    45784P101      2118        99799    SH         Sole               99799
InterMune Inc.                   COM    45884X103      1239       127882    SH         Sole              127882
Interactive Intelligence Group   COM    45841V109       743        22155    SH         Sole               22155
Interface Inc.                   COM    458665304      2057       127976    SH         Sole              127976
Juniper Networks Inc.            COM    48203R104      2890       146914    SH         Sole               49194              97720
Koppers Holdings Inc.            COM    50060P106      1812        47509    SH         Sole               47509
LKQ Corp.                        COM    501889208      5175       245268    SH         Sole               80434             164834
Life Time Fitness Inc.           COM    53217R207      1804        36660    SH         Sole               36660
Littelfuse Inc.                  COM    537008104      1777        28790    SH         Sole               28790
Lufkin Industries Inc.           COM    549764108      1460        25122    SH         Sole               25122
Luminex Corp.                    COM    55027E102      1000        59523    SH         Sole               59523
Manitowoc Co.                    COM    563571108      7472       476508    SH         Sole              238163             238345
Marsh & McLennan Cos.            COM    571748102      5075       147221    SH         Sole               49289              97932
Marten Transport Ltd.            COM    573075108      1295        70427    SH         Sole               70427
Mas Tec Inc.                     COM    576323109      4283       171784    SH         Sole               56843             114941
Medidata Solutions Inc.          COM    58471A105      1639        41822    SH         Sole               41822
Modine Manufacturing Co.         COM    607828100      1189       146255    SH         Sole              146255
Monotype Imaging Holdings Inc.   COM    61022P100      1638       102492    SH         Sole              102492
NVR Inc.                         COM    62944T105      5556         6039    SH         Sole                1981               4058
NetScout Systems Inc.            COM    64115T104      2280        87726    SH         Sole               87726
Nordstrom Inc.                   COM    655664100      5731       107128    SH         Sole               35100              72028
Nuance Communications Inc.       COM    67020Y100      3759       168428    SH         Sole               56390             112038
Oceaneering International Inc.   COM    675232102      6010       111735    SH         Sole               37821              73914
Optimer Pharmaceuticals Inc.     COM    68401H104      1193       131835    SH         Sole              131835
PVH Corp.                        COM    693656100      5138        46283    SH         Sole               15179              31104
Packaging Corp of America        COM    695156109      4506       117124    SH         Sole               39219              77905
Parametric Technology Corp.      COM    699173209      3082       136927    SH         Sole               45804              91123
Pegasystems Inc.                 COM    705573103      1213        53475    SH         Sole               53475
PetSmart Inc.                    COM    716768106      4761        69662    SH         Sole               22860              46802
Quanta Services Inc.             COM    74762E102      5165       189276    SH         Sole               63317             125959
RBC Bearings Inc.                COM    75524B104      1362        27195    SH         Sole               27195
Rackspace Hosting Inc.           COM    750086100      7464       100495    SH         Sole               33593              66902
RealD Inc.                       COM    75604L105      1399       124843    SH         Sole              124843
Reliance Steel And Aluminum      COM    759509102      1899        30576    SH         Sole               10234              20342
Robert Half International Inc.   COM    770323103      5030       158084    SH         Sole               52921             105163
Rue21 Inc.                       COM    781295100      1552        54668    SH         Sole               54668
SPX Corp.                        COM    784635104      3246        46269    SH         Sole               15493              30776
Salix Pharmaceuticals Ltd.       COM    795435106      3738        92345    SH         Sole               30922              61423
Sourcefire Inc.                  COM    83616T108      1156        24478    SH         Sole               24478
Steve Madden Ltd.                COM    556269108      1037        24533    SH         Sole               24533
Susser Holdings Corp.            COM    869233106      1534        44478    SH         Sole               44478
T.Rowe Price Group Inc.          COM    74144T108      6773       103998    SH         Sole               34817              69181
Tiffany & Co.                    COM    886547108      3563        62142    SH         Sole               20800              41342
Tractor Supply Co.               COM    892356106      4020        45493    SH         Sole               14906              30587
TreeHouse Foods Inc.             COM    89469A104      4487        86072    SH         Sole               45769              40303
Trimble Navigation Ltd.          COM    896239100      6459       108048    SH         Sole               36657              71391
Trinity Industries Inc.          COM    896522109      4008       111895    SH         Sole               37417              74478
True Religion Apparel Inc.       COM    89784N104      1198        47113    SH         Sole               47113
Ultimate Software Group Inc.     COM    90385D107      2062        21836    SH         Sole               21836
Ultratech Inc.                   COM    904034105      1975        52956    SH         Sole               52956
Under Armour Inc.                COM    904311107      2617        53929    SH         Sole               17645              36284
VeriFone Systems Inc.            COM    92342Y109      3305       111367    SH         Sole               37282              74085
Volcano Corp.                    COM    928645100      1563        66211    SH         Sole               66211
Watson Pharmaceuticals Inc.      COM    942683103      5477        63681    SH         Sole               21319              42362
Wesco International Inc.         COM    95082P105      4632        68700    SH         Sole               31179              37521
Wex, Inc.                        COM    96208T104      2367        31402    SH         Sole               31402
Whole Foods Markets Inc.         COM    966837106      5934        64974    SH         Sole               21762              43212
Zumiez Inc.                      COM    989817101      1569        80846    SH         Sole               80846
athenahealth Inc.                COM    04685W103      1563        21333    SH         Sole               21333
lululemon athletica inc.         COM    550021109      5384        70634    SH         Sole               30536              40098
REPORT SUMMARY        121 DATA RECORDS     381805              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your Form 13F Report documentation.

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